INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 2,374	$ 2,062
Deferred income tax liabilities, gross	(10,170)	(7,926)
Deferred income tax assets	107	111
Deferred income tax liabilities	(7,903)	(5,975)
Net deferred income tax liabilities	(7,796)	(5,864)	$ (5,851)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	2,162	1,937
Net deferred income tax liabilities	2,162	1,937	$ 1,731
Deferred tax assets recognized based on future projected profits	84	81
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	212	125
Long lived assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(9,636)	(7,880)
Investment in associates and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (534)	$ (46)